Interest expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Capitalized interest	$ 122	$ 143
Interest expense	$ (1,775)	$ (1,713)
Capitalisation rate of borrowing costs eligible for capitalisation	4.60%	4.50%
Interest expense on long-term debt
Disclosure of detailed information about borrowings [line items]
Total interest expense	$ (1,718)	$ (1,623)
Interest expense on other debt
Disclosure of detailed information about borrowings [line items]
Total interest expense	(179)	(233)
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total interest expense	$ (194)	$ (218)